Equity - Schedule of Share Purchase Warrants Outstanding (Details) - Warrants [Member]	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	18,900,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	18,900,000
Fair value at issue date (in Dollars) | $	$ 8,134,473
October 27, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,800,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	1,800,000
Fair value at issue date (in Dollars) | $	$ 1,353,304
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	1 year 6 months
October 29, 2026 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	2,000,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	2,000,000
Fair value at issue date (in Dollars) | $	$ 1,417,766
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	1 year 6 months
May 10, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	200,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	200,000
Fair value at issue date (in Dollars) | $	$ 84,000
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	2 years 6 months
May 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date (in Dollars) | $	$ 238,000
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	2 years 6 months
July 22, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	440,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	440,000
Fair value at issue date (in Dollars) | $	$ 163,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
July 25, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	3,780,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	3,780,000
Fair value at issue date (in Dollars) | $	$ 1,405,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
July 26, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	400,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	400,000
Fair value at issue date (in Dollars) | $	$ 146,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
July 27, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,000,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	1,000,000
Fair value at issue date (in Dollars) | $	$ 379,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
July 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	980,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	980,000
Fair value at issue date (in Dollars) | $	$ 376,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
November 28, 2027 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date (in Dollars) | $	$ 264,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
November 28, 2027 One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date (in Dollars) | $	$ 274,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
November 28, 2027 Two [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date (in Dollars) | $	$ 289,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
November 28, 2027 Three [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date (in Dollars) | $	$ 303,000
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months
November 28, 2032 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	750,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	750,000
Fair value at issue date (in Dollars) | $	$ 263,000
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	7 years 6 months
November 28, 2032 One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	250,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	250,000
Fair value at issue date (in Dollars) | $	$ 89,000
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	7 years 6 months
November 28, 2032 Two [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date (in Dollars) | $	$ 165,000
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	7 years 6 months
November 28, 2032 Three [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date (in Dollars) | $	$ 169,000
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	7 years 6 months
November 28, 2032 Four [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	250,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	250,000
Fair value at issue date (in Dollars) | $	$ 87,000
Exercise price (in Dollars per share) | $ / shares	$ 6
Weighted average remaining life	7 years 6 months
November 28, 2032 Five [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	750,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	750,000
Fair value at issue date (in Dollars) | $	$ 258,000
Exercise price (in Dollars per share) | $ / shares	$ 6
Weighted average remaining life	7 years 6 months
December 23, 2028 [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	300,000
Additional (in Shares) | shares
Number of warrants outstanding, Balance	300,000
Fair value at issue date (in Dollars) | $	$ 411,403
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	2 years 6 months